Debt - lease liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019
Disclosure of leases [Abstract]
Non-current lease liabilities	€ 1,280
Current lease liabilities	360
Commitments for leases entered and not yet commenced	399
Lease commitments for short-term leases for which recognition exemption has been used	€ 28	€ 102